TRIDAN CORP.

                                  ANNUAL REPORT

                       YEARS ENDED APRIL 30, 2002 AND 2001

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS


                                                                            Page

INDEPENDENT AUDITOR'S REPORT                                                   1

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities at
        April 30, 2002 and 2001                                                2

    Schedules of Investments in Municipal Obligations at
        April 30, 2002 and 2001                                              3-6

    Statements of Operations for the
        Years Ended April 30, 2002 and 2001                                    7

    Statements of Changes in Net Assets for the
        Years Ended April 30, 2002, 2001 and 2000                              8

    Notes to Financial Statements                                           9-12

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2002 and 2001 and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and selected per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002 and 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2002 and 2001, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the selected per share data and ratios for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


May 15, 2002

                                  TRIDAN CORP.

                          NOTES TO FINANCIAL STATEMENTS

                             April 30, 2002 and 2001

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2002 and 2001


    ASSETS                                                       2002          2001
    ------                                                       ----          ----

Investments in municipal obligations, at
    fair value (amortized cost - $33,815,676
    and $35,035,279, respectively)                        $36,034,441   $36,640,199

Cash and cash equivalents                                   2,749,250     1,565,912

Accrued interest receivable                                   566,127       585,828
                                                          -----------   -----------

       Total assets                                        39,349,818    38,791,939
                                                          -----------   -----------

    LIABILITIES

Accrued liabilities                                            64,280        64,245

Common stock redemption payable (Note 4)                       13,779        17,029
                                                          -----------   -----------

       Total liabilities                                       78,059        81,274
                                                          -----------   -----------

Contingency (Note 6)

    NET ASSETS

Net assets [equivalent to $12.55 and $12.36 per share,
    respectively, based on 3,128,348.1833 shares and
    3,131,043.548 shares of common stock
    outstanding, respectively (Note 4)]                   $39,271,759   $38,710,665
                                                          ===========   ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.

                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

                             April 30, 2002 and 2001


                                                                 2002                                     2001
                                               --------------------------------------    --------------------------------------
                                                Principal     Amortized        Fair       Principal     Amortized         Fair
                                                 Amount          Cost         Value        Amount          Cost          Value
                                                 ------          ----         -----        ------          ----          -----
Revenue Backed
Metropolitan Transportation Authority
    Service Contract Commuter Facilities
    5.75% due July 1, 2008                     $1,000,000    $  978,203    $1,104,910    $1,000,000    $  975,380    $1,084,040

Municipal Assistance Corp. for N.Y.C
    N.Y. Resolution
    6.625% due July 1, 2002                            --            --            --       750,000       748,992       769,268

Nassau County Interim Finance Authority
    NY Sales Tax Secured
    5.75% due November 15, 2013                 1,100,000     1,145,821     1,202,487     1,100,000     1,150,672     1,177,792

N.Y.C. Transitional Finance Authority
    Future Tax Secured Unlimited Tax
    5.5% due February 1, 2014                          --            --            --     1,000,000     1,067,048     1,049,180

    5.0% due October 15, 2006                   1,250,000     1,310,329     1,333,738            --            --            --

N.Y.S. Dormitory Authority -
    Columbia University
    5.25% due July 1, 2011                             --            --            --       500,000       543,095       528,820

    5.0% due July 1, 2010                       1,000,000     1,077,692     1,073,510            --            --            --

N.Y.S. Dormitory Authority -
    State University Educational Facilities
    7.5% due May 15, 2011                         590,000       580,222       717,186       590,000       579,499       707,450

N.Y.S. Environmental Facilities
    Pollution Control - Revolving Fund NYC
    5.75% due June 15, 2008                     1,500,000     1,552,710     1,672,830     1,500,000     1,559,877     1,637,865

N.Y.S. Local Government Assistance Corp.
    5.7% due April 1, 2003
    Pre-refunded to July 1, 2001                       --            --            --     1,000,000       998,187     1,044,450

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.

                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)

                             April 30, 2002 and 2001

                                                                 2002                                     2001
                                               --------------------------------------    --------------------------------------
                                                Principal     Amortized        Fair       Principal     Amortized         Fair
                                                 Amount          Cost         Value        Amount          Cost          Value
                                                 ------          ----         -----        ------          ----          -----

Revenue Backed (continued)
N.Y.S. Thruway Authority - Genl Ref Rev
    5.5% due January 1, 2007                  $        --   $        --   $        --   $ 1,000,000   $ 1,051,875   $ 1,068,780

N.Y.S. Urban Development Corp
    Purp Rev Sub Lien
    6.0% due July 1, 2005                       1,500,000     1,538,821     1,629,480     1,500,000     1,549,835     1,619,745

Niagara Falls Bridge Commission
    NY Toll Rev Highway Impts
    5.25% due October 1, 2015                   2,000,000     2,133,130     2,159,820            --            --            --

Power Authority of N.Y.S
    General Purpose Revenue
    6.5% due January 1, 2008                    1,675,000     1,713,037     1,894,794     1,675,000     1,718,512     1,869,015

Triborough Bridge & Tunnel Authority NY
    General Purpose Revenue
    5.5% due January 1, 2017                    1,000,000     1,024,143     1,089,420     1,000,000     1,025,219     1,055,880

    6.0% due January 1, 2012                    1,500,000     1,561,511     1,697,775     1,500,000     1,566,229     1,669,395
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                               14,115,000    14,615,619    15,575,950    14,115,000    14,534,420    15,281,680
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                                                 43.2%                                     41.7%
Insured
Cleveland Hill Union Free School District
    Cheektowa NY Unlimited Tax
    5.5% due October 15, 2011                   1,480,000     1,509,463     1,621,917     1,480,000     1,511,862     1,586,308

Mt. Sinai, N.Y. Union Free School District
    6.2% due February 15, 2011                  1,070,000     1,066,360     1,239,766     1,070,000     1,066,058     1,206,735

N.Y.C. General Purpose
    Unlimited Tax Series
    6.75% due February 1, 2009                  1,000,000     1,111,265     1,159,830     1,000,000     1,124,895     1,149,360

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.

                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)

                             April 30, 2002 and 2001

                                                                 2002                                     2001
                                               --------------------------------------    --------------------------------------
                                                Principal     Amortized        Fair       Principal     Amortized         Fair
                                                 Amount          Cost         Value        Amount          Cost          Value
                                                 ------          ----         -----        ------          ----          -----
Insured (continued)
N.Y.C. Municipal Water Finance Authority
    6.0% due June 15, 2009                     $2,000,000    $2,161,913    $2,265,520    $2,000,000    $2,180,670    $2,219,580

N.Y.C. Ref Unlimited Tax
    6.75% due August 15, 2003                     500,000       512,677       529,660       500,000       521,991       535,015

N.Y.S. Dormitory Authority -
    City University Sys Cons
    6.25% due July 1, 2005                        500,000       517,985       550,540       500,000       523,098       545,480

    Pace University
    6.5% due July 1, 2009                       1,000,000     1,092,460     1,164,530     1,000,000     1,102,962     1,144,310

    Yeshiva University
    5.375% due July 1, 2004                            --            --            --     1,125,000     1,193,237     1,173,218

N.Y.S. Thruway Authority Highway
    and Bridge Trust Fund
    6.4% due April 1, 2004                        500,000       506,716       536,835       500,000       509,939       537,055

N.Y.S. Urban Development Corp
    Corp Rev Ref Correction Facility
    6.0% due January 1, 2012                    1,000,000     1,028,989     1,122,930     1,000,000     1,031,379     1,104,820

    5.5% due January 1, 2008                    1,055,000     1,079,620     1,152,640     1,055,000     1,083,285     1,128,797

Commonwealth of Puerto Rico
    General Obligation
    5.5% due July 1, 2006                         600,000       620,699       657,000       600,000       625,108       645,738

Suffolk County Judicial Facilities Agency
    NY Service Agreement
    John P Cohalan Complex
    5.75% due October 15, 2011                  1,340,000     1,367,410     1,487,990     1,340,000     1,368,401     1,460,198

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.

                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)

                             April 30, 2002 and 2001


                                                                 2002                                     2001
                                               --------------------------------------    --------------------------------------
                                                Principal     Amortized        Fair       Principal     Amortized         Fair
                                                 Amount          Cost         Value        Amount          Cost          Value
                                                 ------          ----         -----        ------          ----          -----
Insured (continued)
Suffolk County Water Authority NY
    Waterworks Rev Sub Lien
    6.0% due June 1, 2009                     $ 1,260,000   $ 1,354,401   $ 1,426,484   $ 1,260,000   $ 1,365,497   $ 1,397,806
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                               13,305,000    13,929,958    14,915,642    14,430,000    15,208,382    15,834,420
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                                                 41.4%                                     43.2%
General Obligations
N.Y.C. Ref Unlimited Tax
    5.75% due August 1, 2002                      985,000       984,467       994,328       985,000       982,430     1,014,127

N.Y.S. Ref Unlimited Tax
    6.5% due July 15, 2005                      1,700,000     1,777,203     1,881,254     1,700,000     1,798,894     1,862,639
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                2,685,000     2,761,670     2,875,582     2,685,000     2,781,324     2,876,766
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                                                  8.0%                                      7.9%
Private Placement
Massachusetts Industrial Finance Agency
    Bonds Series 2000, adjusted fixed
    rate (5.30 %) due November 1, 2010            500,000       500,000       506,230       500,000       500,000       509,880
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                  500,000       500,000       506,230       500,000       500,000       509,880
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                                                  1.4%                                      1.4%
U.S. Government Backed
Monroe County N.Y. Pub Imp
    6.0% due June 1, 2010                         900,000       905,658     1,031,277       900,000       906,189     1,010,853

N.Y.S. Medical Care Facility Finance
    Agency - NY Hospital Mortgage
    6.8% due August 15, 2004                    1,000,000     1,102,771     1,129,760     1,000,000     1,104,964     1,126,600
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                1,900,000     2,008,429     2,161,037     1,900,000     2,011,153     2,137,453
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                                                                  6.0%                                      5.8%
                                              $32,505,000   $33,815,676   $36,034,441   $33,630,000   $35,035,279   $36,640,199
                                              ===========   ===========   ===========   ===========   ===========   ===========
                                                                                100.0%                                    100.0%

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2002 and 2001


                                                               2002           2001
                                                           -----------    -----------
Investment income:

    Interest                                               $ 1,967,010    $ 2,091,230

    Amortization of bond premium and discount - net           (167,138)      (149,097)
                                                           -----------    -----------

        Total investment income                              1,799,872      1,942,133
                                                           -----------    -----------

Expenses:

    Investment advisory fee (Note 2)                           109,667        107,064

    Professional fees (Note 2)                                  69,760         63,612

    Directors' fees                                             54,000         54,000

    Administrative fee                                          70,435         55,885

    State and local income taxes, insurance and
      administrative expenses (Note 1)                           9,853          8,012
                                                           -----------    -----------

        Total expenses                                         313,715        288,573
                                                           -----------    -----------

Investment income - net                                      1,486,157      1,653,560
                                                           -----------    -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                            60,341        225,063

    Change in unrealized appreciation
      of investments for the year                              613,845      1,477,653
                                                           -----------    -----------

    Net gain on investments                                    674,186      1,702,716
                                                           -----------    -----------

    Net increase in net assets resulting from operations   $ 2,160,343    $ 3,356,276
                                                           ===========    ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2002, 2001 and 2000

                                                                     2002            2001           2000
                                                               ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations:
     Investment income - net                                   $  1,486,157    $  1,653,560    $  1,634,973

     Net realized gain (loss) on investments                         60,341         225,063         (94,396)

     Change in unrealized
       appreciation (depreciation)                                  613,845       1,477,653      (1,753,346)
                                                               ------------    ------------    ------------

         Net increase (decrease) in net assets
           resulting from operations                              2,160,343       3,356,276        (212,769)

Distributions to shareholders from:
   Investment income - net                                       (1,498,387)     (1,658,070)     (1,704,544)

   Capital gains - net                                              (67,147)        (96,086)       (176,797)

Redemptions of 2,695.3647 shares,
   1,377.7140 shares, and
   4,559.7915 shares, respectively                                  (33,715)        (17,029)        (54,276)
                                                               ------------    ------------    ------------

Total increase (decrease)                                           561,094       1,585,091      (2,148,386)

Net assets:

   Beginning of year                                             38,710,665      37,125,574      39,273,960
                                                               ------------    ------------    ------------

   End of year (a) (b)                                         $ 39,271,759    $ 38,710,665    $ 37,125,574
                                                               ============    ============    ============

(a) For the years ending April 30, 2002, 2001 and 2000 includes over distributed investment income of $36,133, $23,903 and $19,393, respectively.

(b) For the years ending April 30, 2002, 2001 and 2000 includes undistributed capital gains of $27,760, $34,566 and $94,411, respectively.

                     The accompanying notes are an integral
                       part of these financial statements.

                                   TRIDAN CORP
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2002 and 2001

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

Amortization of bond premium or discount

In determining investment income, bond premium or discount are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required, however, the Company is subject to minimum New York State and local franchise taxes.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2002 and 2001, were as follows:

                                                             April 30,
                                                     ---------------------------
                                                         2002            2001
                                                     ----------     -----------
Cash - demand deposits (overdraft)                   $  282,250     $    (9,088)
Cash equivalents - demand bonds and notes             2,467,000       1,575,000
                                                     ----------     -----------
                                                     $2,749,250     $ 1,565,912

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                   TRIDAN CORP
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2002 and 2001

Note 1 - Significant accounting policies (continued)

Use of estimate

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment adviser periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Investment advisory fee and professional fees

The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment adviser and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the market value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

For the years ending April 30, 2002 and 2001, the Company incurred legal fees of $55,375 and $49,412 and audit fees of $14,385 and $14,200, respectively.

Note 3 - Investment transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $4,535,000 and $5,647,000 for the year ended April 30, 2002 and $10,846,000 and $10,737,000, respectively, for the year ended April 30, 2001.

At April 30, 2002 and 2001, the net unrealized appreciation on investments in municipal obligations was $2,218,765 and $1,604,920, respectively.

                                   TRIDAN CORP
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2002 and 2001

Note 4 - Common stock, net asset values and share redemption plan

At April 30, 2002 and 2001, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                                    April 30,
                                                               -----------------
                                                                2002       2001
                                                               ------     ------
Net asset value:
    -at fair value of the underlying investments               $12.55     $12.36
    -at amortized cost                                         $11.84     $11.85

Shares outstanding at:
     April 30, 2002                                               3,128,348.1833
     April 30, 2001                                               3,131,043.5480

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2002 and 2001, $818,929 (70,751.8167 shares) and $785,214 (68,056.452 shares), respectively, had been redeemed under this plan and are held in treasury.

Note 5 - Distributions

During the years ended April 30, 2002 and 2001, distributions of $1,565,410 ($.50 per share) and $1,754,156 ($.56 per share), respectively, were declared and paid to shareholders, which, except for capital gains, were exempt from Federal income taxes.

Note 6 - Contingency

Prior to becoming a management investment company in April 1980, the Company, through its subsidiaries, was engaged in the business of manufacturing and selling women's and children's apparel, principally under the trademark "Danskin". In April 1980, the Company sold this business to International Playtex, Inc. ("Playtex"). The item outlined below relates to these prior operations of the Company.

                                   TRIDAN CORP
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2002 and 2001

Note 6 - Contingency (continued)

On May 25, 1982, the Company was notified by Playtex of certain counterclaims asserted by a former customer of the Company in an action instituted by Playtex to recover amounts allegedly due for goods sold and delivered to this former customer. This former customer seeks damages of approximately $800,000 for the Company's and Playtex's alleged refusal to sell merchandise to it. In management's opinion, it is unlikely that the resolution of this contingency will result in a liability which would materially affect the Company's financial position.

Note 7 - Supplementary information

Selected per share data and ratios.

                                                          For the Fiscal Years Ended April 30,
                                              -----------------------------------------------------------------
                                                 2002          2001          2000         1999          1998
                                              ---------     ---------     ---------     ---------     ---------
Per share data:
(For a share of capital stock outstanding
throughout the period):
  Investment income                           $     .57     $     .62     $     .62     $     .63     $     .67
  Expenses                                         (.10)         (.09)         (.10)         (.10)         (.11)
                                              ---------     ---------     ---------     ---------     ---------

  Investment income - net                           .47           .53           .52           .53           .56
  Net realized and unrealized gain
    (loss) on investments                           .22           .54          (.59)          .22           .26
  Distributions:
    Investment income - net                        (.48)         (.53)         (.54)         (.52)         (.62)
    Capital gains - net                            (.02)         (.03)         (.06)         (.08)         (.08)
                                              ---------     ---------     ---------     ---------     ---------

Net increase (decrease)
   in net asset value                               .19           .51          (.67)          .15           .12

  Net asset value:
    Beginning of year                             12.36         11.85         12.52         12.37         12.25
                                              ---------     ---------     ---------     ---------     ---------
    End of year                               $   12.55     $   12.36     $   11.85     $   12.52     $   12.37
                                              =========     =========     =========     =========     =========

Ratios:
  Expenses to average net assets                    .80%          .76%          .81%          .79%          .88%

  Investment income - net
    to average net assets                          3.81%         4.36%         4.28%         4.31%         4.53%

Average (simple) number of shares
    outstanding (in thousands)                    3,130         3,132         3,135         3,138         3,139